Other Financial Assets - Narrative (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI (Note 27)	¥ 182,887	¥ 157,731
With quoted prices in active markets
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI (Note 27)	¥ 93,962	¥ 74,495